UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09261

Foxby Corp.
(Exact name of registrant as specified in charter)

11 Hanover Square, New York, NY 10005
(Address of principal executive offices)     (Zipcode)

Thomas B. Winmill, President
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 1/1/07 - 06/30/07

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSRS and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. sec. 3507.

Item 1. Report to Stockholders

FOXBY

CORP.

SEMI-ANNUAL REPORT

June 30, 2007

American Stock
Exchange Symbol:

FXX

www.foxbycorp.com

INVESTMENTS BY INDUSTRY*

PORTFOLIO ANALYSIS*

U.S. Equities	53%

Foreign Equities	57%

110%

*	Investments by industry and portfolio analysis use approximate percentages of total net assets, and may not add up to 100% due to leverage or other assets, rounding, and other factors.

FOXBY CORP.	American Stock	FXX
Exchange Symbol:

11 Hanover Square, New York, NY 10005

www.foxbycorp.com

July 19, 2007

Fellow Shareholders:

We are pleased to submit this 2007 Semi-Annual Report for Foxby Corp. and to welcome our new shareholders who find the Fund’s flexible total return investment approach attractive. As a non-diversified, closed end fund seeking total return, the Fund uses a flexible strategy in the selection of securities, and is not limited by the issuer’s location, size, or market capitalization. The Fund may invest in equity and fixed income securities of both new and seasoned U.S. and foreign issuers, including securities convertible into common stock and debt securities. The Fund also may employ aggressive and speculative investment techniques, such as selling securities short, employing futures and options, derivatives, and borrowing money for investment purposes, an approach known as “leveraging,” and may invest defensively in high grade money market instruments. A benefit of its closed end structure, the Fund may invest without limit in illiquid investments such as private placements and private companies.

Market Report

U.S. economic activity, according to the Federal Reserve, continued to expand from mid-April through May with consumer spending and retail sales generally improving and tourism robust, notwithstanding higher gasoline prices. Recently, the Institute for Supply Management reported that its index of manufacturing activity registered its strongest monthly gain since April 2006. According to a recent Wall Street Journal survey of forecasters, economic growth in the United States is likely to recover over the course of the year and the outlook for the economy is positive. Caution, however, is suggested by a report of the U.S. Commerce Department that factory orders decreased during May in a broad-based decline.

In Europe, economic strength is reflected in the recent low in unemployment as reported by Eurostat, the European Union’s statistics agency. In the European Union, which comprises the 13 countries that use the euro, factories are reportedly hiring workers at the fastest clip since October 2000. Encouragingly, the European Commission is expecting the euro zone’s economic growth to be approximately 2.6% this year, a slight decline from 2.7% in 2006. Amidst this growth, inflation appears modest with Eurostat reporting producer prices rising only about 2.3% in the 12 months through May 2007.

The Asian region is also showing strength. In April, Japan’s jobless rate dropped to 3.8%, its lowest level in nine years according to Japan’s Ministry of Internal Affairs and Communications. Meanwhile, overall household spending in Japan rose 1.1% in April from a year earlier. It appears that the policy of the Bank of Japan of setting the overnight call rate at 0.75% may be resulting in an expanding base of economic growth.

Total Return Allocation

In view of these generally favorable market conditions, the Fund’s overall strategy over the first six months of 2007 was to increase its holdings of foreign and smaller company stocks, while maintaining leverage. The Fund portfolio’s holdings of commodity based businesses were re-aligned towards precious metals and copper, and away from oil. During the period, portfolio companies involved with China outperformed, while a couple of small cap turnaround investments underperformed and were sold. Taking advantage of its closed end structure, the Fund also enjoyed good returns on some of its less liquid investments in private placements and private companies that went public during the period.

For the first half of 2007, the Fund had a market total return on the American Stock Exchange of 11.20% on a net asset value total return of 17.59%. In the same period, the Standard & Poor’s 500 returned 6.96%, according to Morningstar. These are satisfying results for our total return investment process, which we believe provides an attractive strategy for the Fund over the long term. Our current view of financial conditions suggests that the Fund will benefit over the course of 2007 from our flexible portfolio approach, investing opportunistically in a variety of markets, and employing aggressive and speculative investment techniques as deemed appropriate.

At June 30, 2007, the Fund’s top ten holdings comprised approximately 50% of net assets. As a percent of net assets, investments in U.S. equities accounted for about 53% and foreign equities about 57%, reflecting 10% leverage. As the Fund pursues its total return objective through this flexible approach, these holdings and allocations are subject to substantial change at any time. By way of illustration, the Fund employed leverage of about 0%, and 6% at June 30, 2006 and 2005, respectively.

We thank you for investing with Foxby and share your enthusiasm for the Fund, as evidenced by the fact that affiliates of the Investment Manager own approximately 24.4% of the Fund’s shares. We believe that shares of the Fund are attractive and look forward to serving your investment needs over the years ahead.

Sincerely,

Thomas B. Winmill
President
Portfolio Manager

TOP TEN HOLDINGS

(at June 30, 2007)

1.	Calgon Carbon Corp.	6.	SurModics, Inc.

2.	Jaguar Mining Inc.	7.	Liberty Media LLC

3.	Mansfield Minerals Inc.	8.	CNOOC Ltd.

4.	China Mobile Ltd.	9.	Skye Resources Inc.

5.	Strategic Resource Acquisition Corp.	10.	Dell Inc.

Top ten holdings comprise approximately 50% of total net assets. This portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund.

FOXBY CORP.	2

SCHEDULE OF PORTFOLIO INVESTMENTS – JUNE 30, 2007 (UNAUDITED)

Shares		Market Value
	COMMON STOCKS (109.24%)
	Cable and Other Pay Television Services (8.11%)
11,400	Comcast Corp. Class A (1)	$320,568
3,400	Liberty Media LLC (1)	400,112

		720,680

	Copper Exploration and Project Development (5.34%)
51,500	Corriente Resources, Inc. (1)	216,300
438,000	Nord Resources Corp. (1) (2)	258,803

		475,103

	Crude Petroleum and Natural Gas (8.22%)
9,600	Chesapeake Energy Corp	332,160
3,500	CNOOC Ltd	397,915

		730,075

	Diamond Exploration and Project Development (2.41%)
175,000	Etruscan Diamonds Ltd. (1) (2)	213,856

	Electronic Computers (4.02%)
12,500	Dell, Inc. (1)	356,875

	Fire, Marine & Casualty Insurance (3.15%)
4,000	American International Group, Inc.	280,120

	Gold Exploration and Project Development (11.36%)
7,000	Aurelian Resources, Inc. (1)	170,591
99,000	Etruscan Resources Inc. (l)	286,633
141,000	Mansfield Minerals, Inc. (1) (2)	425,598
110,000	Reunion Gold Corp. (1)	126,669

		1,009,491

	Gold Mining (5.19%)
66,575	Jaguar Mining, Inc. (1)	460,605

	Industrial Inorganic Chemicals (8.37%)
64,100	Calgon Carbon Corporation (1)	743,560

	Insurance Agents, Brokers and Services (3.00%)
10,600	Brown & Brown, Inc	266,484

	Malt Beverages (3.44%)
3,300	Molson Coors Company Class B	305,118

	Natural Gas Distribution (1.09%)
18,000	MetroGAS S.A. ADR (1)	97,200

	Nickel Exploration and Project Development (4.11%)
25,000	Skye Resources, Inc. (1)	365,435

	Patent Owners and Lessors (4.62%)
8,200	SurModics, Inc. (1)	410,000

	Real Estate (3.97%)
26,900	Cheung Kong Holdings Limited ADR	352,339

See notes to financial statements.	3	FOXBY CORP.

SCHEDULE OF PORTFOLIO INVESTMENTS – JUNE 30, 2007 (UNAUDITED)

Shares		Market Value
	COMMON STOCKS - continued
	Security and Commodity Brokers, Dealers,
	Exchanges and Services (6.34%)
6,200	T. Rowe Price Group, Inc.	$321,718
22,200	W. P. Stewart & Co., Ltd.	241,758

		563,476

	Semiconductors and Related Devices (2.65%)
9,900	Intel Corporation	235,224

	Services - Prepackaged Software (2.94%)
8,100	Trend Micro Incorporated	261,047

	Steel Works, Blast Furnaces & Rolling & Finishing Mills (2.71%)
11,100	Worthington Industries, Inc.	240,315

	Telephone Communications (4.73%)
7,800	China Mobile Ltd. ADR	420,420

	Title Insurance (3.04%)
2,800	LandAmerica Financial Group, Inc.	270,172

	Wholesale - Medical, Dental & Hospital Equipment and Supplies (2.52%)
6,000	Patterson Companies Inc. (1)	223,620

	Zinc Exploration and Project Development (7.91%)
396,000	Farallon Resources Ltd. Units (1)	282,910
100,000	Strategic Resource Acquisition Corp.	419,722

		702,632

	Total Common Stocks (cost: $7,714,593)	9,703,847

Units	WARRANTS (1.06%) (1)
198,000	Farallon Resources Ltd., 12/15/08	11,168
100,000	IAMGOLD Corp., Warrants expiring 8/12/08	82,722

	Total Warrants (cost: $129,310)	93,890

Shares	MONEY MARKET FUND (0%)*
80	Midas Dollar Reserves, Inc., 4.25%, (cost: $80) (3) (4)	80

	Total Investments (cost: $7,843,983) (110.30%)	9,797,817

	Liabilities in excess of other assets (-10.30%)	(914,838)

	Net Assets (100.00%)	$8,882,979

(1)	Non-income producing.
(2)	Illiquid and/or restricted security that has been fair valued (Note 4).
(3)	Rate shown is the 7-day yield as of June 30, 2007.
(4)	Affiliated company (Note 2).

ADR means “American Depositary Receipt.”

*	Rounds to less than 0.01%.

FOXBY CORP.	4	See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments at market value including $80 in an affiliated issuer (Note 2) (cost: $7,843,983)	$9,797,817
Receivable for investments sold	57,112
Dividends receivable	1,702
Other assets	597

Total assets	9,857,228

LIABILITIES
Bank line of credit	928,604
Accrued expenses	38,308
Administrative services	3,809
Investment management	3,528

Total liabilities	974,249

NET ASSETS	$8,882,979

NET ASSET VALUE PER SHARE
(applicable to 2,602,847 shares outstanding: 500,000,000 shares of $.01 par value authorized)	$3.41

At June 30, 2007, net assets consisted of:
Paid-in capital	22,731,127
Accumulated investment loss	(72,248)
Accumulated net realized loss on investments and futures	(15,729,734)
Net unrealized appreciation on investments and foreign currencies	1,953,834

$8,882,979

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (including $17 received from affiliated issuer) (Note 2)	$42,454

Total investment income	42,454

EXPENSES
Loan interest and fees	21,388
Investment management	19,292
Legal	13,730
Bookkeeping and pricing	12,670
Audit	12,670
Administrative services	11,470
Printing and postage	7,622
Transfer agent	3,020
Custodian	1,656
Insurance	1,267
Directors	810
Other	558

Total expenses	106,153
Expense reductions	(81)

Net expenses	106,072

Net investment loss	(63,618)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss):
Sale of investments	(55,687)
Foreign currencies	17,770
Net unrealized appreciation on investments	1,424,185

Net realized and unrealized gain on investments and foreign currencies	1,386,268

Net increase in net assets resulting from operations	$1,322,650

See notes to financial statements.	5	FOXBY CORP.

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended June 30, 2007 (Unaudited) and Year Ended December 31, 2006

	Six Months Ended 6/30/07 (Unaudited)	Year Ended 12/31/06
OPERATIONS
Net investment loss	$(63,618)	$(103,845)
Net realized gain (loss) on investments and foreign currencies transactions	(37,917)	1,377,726
Change in unrealized appreciation (depreciation) on investments and foreign currencies	1,424,185	(226,355)

Net increase in net assets resulting from operations	1,322,650	1,047,526

Total change in net assets	1,322,650	1,047,526

NET ASSETS
Beginning of period	7,560,329	6,512,803

End of period	$8,882,979	$7,560,329

End of period net assets included accumulated investment loss	$(72,248)	$(8,630)

STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2007 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$1,322,650
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net increase in unrealized appreciation of investments	(1,424,185)
Net realized gain on investments, and foreign currency transactions	37,917
Purchase of long term investments	(1,888,373)
Proceeds from sales of long term investments	1,840,922
Net sales of short term investments	193,625
Increase in receivable for investments sold	(57,112)
Increase in other assets and liabilities	3,600

Net cash provided by operating activities	29,044

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of bank line of credit	(29,611)

Net cash used in financing activities	(29,611)

Net decrease in cash	(567)

CASH
Beginning of period	567

End of period	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$18,971

FOXBY CORP.	6	See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS – JUNE 30, 2007 (UNAUDITED)

1.	Organization, Investment Objectives, and Summary of Significant Accounting Policies

Organization and Investment Objectives - Foxby Corp., a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified, closed end management investment company whose shares are listed on the American Stock Exchange. The Fund’s non-fundamental investment objective is total return which it may seek from growth of capital and from income in any security type and in any industry sector. The Fund retains CEF Advisers, Inc. as its Investment Manager.

The following is a summary of the Fund’s significant accounting policies.

Security Valuation - Securities traded on a national securities exchange are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. Open end investment companies are valued at their net asset value. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund’s Board of Directors.

Foreign Currency Translation - Securities denominated in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Realized gain or loss on a sale of investments denominated in foreign currencies is reported separately from gain or loss attributable to the change in foreign exchange rates for those investments.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the market value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker/dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - The Fund may engage in transactions in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is included in unrealized appreciation/depreciation on investments and futures contracts. The Fund realizes a gain or loss when the contract is closed. Futures transactions sometimes may reduce returns or increase volatility. In addition, futures can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain futures could have a potentially large impact on the Fund’s performance.

Investment in Affiliated Money Market Fund - The Fund is permitted to invest daily available cash balances in Midas Dollar Reserves, Inc. (“MDR”). MDR is an open end investment company, registered under the Act. MDR operates as a money market Fund and seeks maximum current income consistent with preservation of capital and maintenance of liquidity by investing exclusively in securities issued by the U.S. Government, its agencies and instrumentalities. Midas Management Corporation (“MMC”) and Investor Service Center, Inc. (“ISC”), affiliates of the Investment Manager, act as the investment manager and distributor, respectively, of MDR. The Investment Manager, MMC, and ISC are wholly owned subsidiaries of Winmill &

7

NOTES TO FINANCIAL STATEMENTS – JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Co. Incorporated. As a shareholder, the Fund is subject to its proportional share of MDR’s expenses, including its management and distribution fees. MMC and ISC voluntarily reimburse management and distribution fees, respectively, due from MDR. These voluntary reimbursements may be terminated at any time. Should ISC no longer voluntarily waive its distribution fee, the Investment Manager will waive a sufficient amount of its management fee to offset the cost of ISC’s distribution fee.

Security Transactions - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses - Estimated expenses are accrued daily. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open end and closed end investment companies for which the Investment Manager and its affiliates serve as investment manager, that are not directly attributed to the Fund, are allocated among the Fund and the other investment companies in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex can otherwise be made fairly.

Expense Reduction Arrangement - Through arrangements with the Fund’s custodian and cash management bank, credits realized as a result of uninvested cash balances were used to reduce custody expenses by $81 during the period.

Income Taxes - No provision has been made for U.S. income taxes because the Fund’s current intention is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to its shareholders substantially all of its taxable income and net realized gains. Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

Use of Estimates - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications - The Fund indemnifies its officers and directors for certain liabilities that might arise from their performance of their duties for the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it involves future claims that may be made against the Fund under circumstances that have not occurred.

FOXBY CORP.	8

NOTES TO FINANCIAL STATEMENTS – JUNE 30, 2007 (UNAUDITED) (CONTINUED)

2.	Fees and Transactions with Related Parties

The Fund retains the Investment Manager pursuant to an Investment Management Agreement (“IMA”). Under the terms of the IMA, the Investment Manager receives a management fee, payable monthly, based on the average daily net assets of the Fund at the annual rate of  1/2 of 1% per annum. Certain officers and directors of the Fund are officers and directors of the Investment Manager. Pursuant to the IMA, the Fund reimburses the Investment Manager for providing at cost certain administrative services comprised of compliance and accounting services.

For the six months ended June 30, 2007, the Fund incurred total administrative cost of $11,470, comprised of $6,720 and $4,750 for compliance and accounting services, respectively. Of the 2,602,847 shares of Fund common stock outstanding at June 30, 2007, ISC, an affiliate of the Investment Manager, owned 24.4%.

Affiliated Issuer

The term “Affiliate,” as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of, or voting power over 5% or more of the outstanding voting shares or (b) control of or common control under another company or persons. Transactions with affiliates for the six months ended June 30, 2007 were as follows:

	Number of Shares Held
Name of Issuer	December 31, 2006	Gross Additions	Gross Reductions	June 30, 2007	Value June 30, 2007	Dividend Income	Realized Gains/ (Losses)
Midas Dollar Reserves, Inc.	—	27,501	27,421	80	$80	$17	$—

3.	Distributable Earnings

At December 31, 2006, the Fund had a net capital loss carryover of $15,691,817, of which $7,884,812, $6,343,522, $414,304, $837,334, and $211,845 expires in 2008, 2009, 2010, 2011, and 2013, respectively, that may be used to offset future realized capital gains for federal income tax purposes.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Capital loss carryover	$(15,691,817)
Post-October net capital losses	—
Unrealized appreciation	521,018

$(15,170,799)

Federal income tax regulations permit post-October net capital losses to be deferred and recognized on the tax return of the next succeeding taxable year.

Accounting principles generally accepted in the United States of America require certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2006, the Fund reclassified $99,181 from accumulated investment loss to paid-in capital.

4.	Investment Transactions

Purchases and sales of investment securities (excluding short term investments) aggregated $1,888,373 and $1,840,922, respectively, for the six months ended June 30, 2007. At June 30, 2007, for federal income tax purposes the aggregate cost of securities was $7,852,613 and net unrealized appreciation was $1,945,204, comprised of gross unrealized appreciation of $2,527,221 and gross unrealized depreciation of $582,017.

9	FOXBY CORP.

NOTES TO FINANCIAL STATEMENTS – JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Illiquid and Restricted Securities

The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described in Note 1. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at June 30, 2007, were as follows:

Security	Acquisition Date	Cost	Value
Nord Resources Corp.*	5/14/07	$328,500	$258,803
Mansfield Minerals, Inc.	3/07/07	359,175	425,598
Etruscan Diamonds Ltd,	2/28/07	298,482	213,856
Safety Intelligence Systems Corp.	9/05/02	225,000	—

		$1,211,157	$898,257

Percent of net assets		13.6%	10.1%

*	Each unit consists of one common share and one-half of one common share purchase warrant.

5.	Bank Line of Credit

The Fund, Global Income Fund, Inc., Midas Fund, Inc., and Midas Special Fund, Inc. (the “Borrowers”) have entered into a committed secured line of credit facility with State Street Bank & Trust Company (“Bank”), the Fund’s custodian. Global Income Fund, Inc. is a closed end investment company managed by the Investment Manager, and Midas Fund, Inc. and Midas Special Fund, Inc. are open end investment companies managed by an affiliate of the Investment Manager. The aggregate amount of the line of credit is $25,000,000. The borrowing of each Borrower is collateralized by the underlying investments of such Borrower. The Bank will make revolving loans to a Borrower not to exceed in the aggregate outstanding at any time with respect to any one Borrower, the least of $25,000,000, the maximum amount permitted pursuant to each Borrower’s investment policies, or as permitted under the Act. The commitment fee on this facility is 0.10% per annum on the unused portion of the commitment, based on a 360-day year. All loans under this facility will be available at the Borrower’s option of (i) overnight Federal funds or (ii) LIBOR (30, 60, 90 days), each as in effect from time to time, plus 0.75% per annum, calculated on the basis of actual days elapsed for a 360-day year. For the six months ended June 30, 2007, the average daily interest rate was 6.04% based on the balances outstanding during the period and the weighted average amount outstanding during the period was $708,849. The line of credit balance outstanding at June 30, 2007 was $928,604, collateralized by investment securities with a market value of approximately $4,200,000.

6.	Recently Issued Accounting Standards

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109, Accounting for Income Taxes” (“FIN 48”). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), requires certain expanded tax disclosures, and is to be applied to all open tax years. The implementation of the provisions of FIN 48 had no impact to the Fund’s assets and liabilities, operations, or net asset value per share.

FOXBY CORP.	10

NOTES TO FINANCIAL STATEMENTS – JUNE 30, 2007 (UNAUDITED) (CONTINUED)

The FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FAS 157.

11	FOXBY CORP.

FINANCIAL HIGHLIGHTS

	Six Months Ended 6/30/07 (Unaudited)		Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Nine Months Ended 12/31/02		Year Ended 3/31/02
Per Share Operating Performance (for share outstanding throughout each period)
Net asset value, beginning of period	$2.90		$2.50	$2.57	$2.75	$2.59	$3.27		$3.77

Income from investment operations:
Net investment loss	(.02)		(.04)	(.17)	(.11)	(.10)	(.04)		(.08)
Net realized and unrealized gain (loss) on investments	.53		.44	.10	(.07)	.26	(.64)		(.16)

Total from investment operations	.51		.40	(.07)	(.18)	.16	(.68)		(.24)

Less distributions to shareholders:
Net realized gain on investments	—		—	—	—	—	—		(.26)

Net asset value, end of period	$3.41		$2.90	$2.50	$2.57	$2.75	$2.59		$3.27

Market value, end of period	$2.68		$2.41	$2.05	$2.22	$2.40	$2.07		$3.00

Total Return (a)
Based on net asset value	17.59%		16.00%	(2.72)%	(6.55)%	6.18%	(20.80)%		(6.65)%

Based on market price	11.20%		17.56%	(7.66)%	(7.50)%	15.94%	(31.00)%		(2.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,883		$7,560	$6,513	$6,699	$7,151	$6,731		$8,503
Ratio of total expenses to average net assets	2.73	%(b)	2.34%	7.76%	5.27%	4.39%	4.70	%(b)	3.17%
Ratio of net expenses to average net assets	2.72	%(b)	2.33%	7.76%	5.27%	4.39%	4.70	%(b)	3.17%
Ratio of net expenses excluding loan interest and fees to average net assets	2.17	%(b)	1.90%	7.54%	5.19%	4.39%	4.70	%(b)	3.17%
Ratio of net investment loss to average net assets	(1.63	)%(b)	(1.44)%	(6.78)%	(4.31)%	(3.91)%	(3.30	)%(b)	(2.41)%
Portfolio turnover rate	21.76%		110.67%	26.92%	164.08%	75.39%	267.87%		89.31%

(a)	Total return on market value basis is calculated assuming a purchase of common stock on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total return on net asset value basis will be higher than total return on market value basis in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total return on net asset value basis will be lower than total return on market value basis in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total return calculated for a period of less than one year is not annualized. The calculation does not reflect brokerage commissions, if any.
(b)	Annualized.

FOXBY CORP.	12

The additional information below and on the following pages is supplemental and not part of the financial statements of the Fund.

BOARD OF DIRECTORS’ ANNUAL APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT

The investment management agreement (the “Agreement”) between Foxby Corp. and the investment manager, CEF Advisers, Inc., generally provides that the Agreement shall continue automatically for successive periods of twelve months each, provided that such continuance is specifically approved at least annually (i) by a vote of a majority of the Directors of the Fund who are not parties to the Agreement, or interested persons of any such party and (ii) by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund.

In considering the annual approval of the Agreement, the Board of Directors considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Board for the meeting held in March 2007 to specifically consider the continuance of the Agreement. Such information included, among other things, the following: information comparing the management fee of the Fund with those of comparable funds; information regarding Fund investment performance in comparison to a relevant peer group of funds; the economic outlook and the general investment outlook in relevant investment markets; the investment manager’s results and financial condition and the overall organization of the investment manager; the allocation of brokerage and the benefits received by the investment manager as a result of brokerage allocation; the investment manager’s management of relationships with the custodian, transfer agents, and fund accountants; the resources devoted to the investment manager’s compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions; the quality, nature, cost and character of the administrative and other non-investment management services provided by the investment manager and its affiliates; and the terms of the Agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Board of Directors also considered the nature, extent and quality of the management services provided by the investment manager. In so doing, the Board considered the investment manager’s management capabilities with respect to the types of investments held by the Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the Agreement. The Board also took into account the time and attention to be devoted by management to the Fund. The Board evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment manager were appropriate to fulfill effectively its duties on behalf of the Fund. The Directors also noted that the investment manager has managed the Fund since 2002 and the Directors believe that a long term relationship with a capable, conscientious investment manager is in the best interests of the Fund.

The Board received information concerning the investment philosophy and investment process applied by the investment manager in managing the Fund. In this regard, the Board considered the investment manager’s in-house research capabilities as well as other resources available to the investment manager personnel, including research services that may be available to the investment manager as a result of securities transactions effected for the Fund. The Board concluded that the investment manager’s investment process, research capabilities and philosophy were well suited to the Fund, given the Fund’s investment objective and policies.

In its review of comparative information with respect to Fund investment performance, the Board received comparative information, comparing the Fund’s performance to that of similar peer groups. After reviewing this information, the Board concluded that the Fund has performed within a range that the Board deemed competitive. With respect to its review of the investment management fee, the Board considered information comparing the Fund’s management fee and expense ratio to those of comparable funds with similar management fee characteristics. The Board noted that economies of scale may develop for the Fund as its assets

Additional Information (Unaudited)	13	FOXBY CORP.

increase and fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in investment manager level economies of scale. This information assisted the Board in concluding that the fee paid by the Fund is within the range of those paid by comparable funds within the closed end fund industry.

In reviewing the information regarding the expense ratio of the Fund, the Board concluded that although the Fund's expense ratio is within a higher range, excluding extraordinary expenses, it is competitive with comparable funds in light of the quality of services received and assets managed.

In addition to the factors mentioned above, the Board reviewed the level of the investment manager's profits in providing investment management and related services for the Fund. The Board considered the fiduciary duty assumed by the investment manager in connection with the services rendered to the Fund and the business reputation of the investment manager and its financial resources. The Board also considered information regarding the character and amount of other incidental benefits received by the investment manager and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the investment manager and its affiliates may receive, such as greater name recognition, affiliated brokerage commissions or increased ability to obtain research services, appear to be reasonable, and may, in some cases, benefit the Fund. The Board concluded that in light of the services rendered, the profits realized by the investment manager are not unreasonable.

The Board did not consider any single factor as controlling in determining whether or not to continue the Agreement. Nor are the items described herein all the matters considered by the Board. In assessing the information provided by the investment manager and its affiliates, the Board also took into consideration the benefits to shareholders of investing in a fund that is part of an investment company complex.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by counsel, the Board concluded that the approval of the Agreement, including the fee structure, is in the interests of shareholders.

At a meeting of the Board of Directors of the Fund held on March 14, 2007, the Directors of the Fund, including the Independent Directors, considered and approved, subject to shareholder approval at the Annual Meeting of Stockholders (the “Meeting”), a revised investment management agreement between the Fund and the Investment Manager (the “Proposed Agreement”). If shareholder approval is obtained for the Proposed Agreement, the current agreement between the Fund and the Investment Manager (the “Current Agreement”) will remain in effect until the Meeting and the Proposed Agreement will become effective upon adjournment of the Meeting. If the Proposed Agreement is not approved by shareholders of the Fund, the Current Agreement will continue to be in effect.

FOXBY CORP.	14	Additional Information (Unaudited)

INVESTMENT OBJECTIVE AND POLICIES

Foxby Corp.’s investment objective is to seek total return. This investment objective and the investment policies described in this report, unless otherwise stated, are not fundamental and may be changed by the Directors without shareholder approval. Notice to shareholders of any change in the Fund’s investment objective will be provided as required by law.

INVESTMENT RESTRICTIONS

The following restrictions are the Fund’s only fundamental policies - that is, policies that cannot be changed without the approval of a majority of the Fund’s outstanding voting securities, as defined in the Act. All other policies and investment restrictions referred to in this report are not fundamental policies of the Fund and may be changed by the Fund’s Board of Directors without shareholder approval. Except as otherwise noted, the percentage restrictions set forth below, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than action by the Fund will not require the Fund to dispose of portfolio securities or take other action to satisfy the percentage restriction. As a matter of fundamental policy:

(1)	The Fund may not borrow money or issue senior securities, except as permitted under the 1940 Act;

(2)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments, or investing in securities or other instruments that are secured by physical commodities;

(3)	The Fund may not lend money or other assets, except to the extent permitted by the 1940 Act. This restriction does not prevent the Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

(4)	The Fund may not act as an underwriter of another issuer’s securities, except to the extent that, in connection with the purchase and sale of portfolio securities, it may be deemed to be an underwriter within the meaning of the Securities Act;

(5)	The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities); and

(6)	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated (as that term may be defined or interpreted under the 1940 Act) in any one industry. This restriction does not limit the Fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto. Although not a part of the Fund’s fundamental investment restriction, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

Additional Information (Unaudited)	15	FOXBY CORP.

PRIVACY POLICY

The Fund recognizes the importance of protecting the personal and financial information of its shareholders. We consider each shareholder’s personal information to be private and confidential. This describes the practices followed by us to protect our shareholders’ privacy. We may obtain information about you from the following sources: (1) information we receive from you on forms and other information you provide to us whether in writing, by telephone, electronically or by any other means; and (2) information regarding your transactions with us, our corporate affiliates, or others. We do not sell shareholder personal information to third parties. We will collect and use shareholder personal information only to service shareholder accounts. This information may be used by us in connection with providing services or financial products requested by shareholders. We will not disclose shareholder personal information to any non-affiliated third party except as permitted by law. We take steps to safeguard shareholder information. We restrict access to non-public personal information about you to those employees and service providers who need to know that information to provide products or services to you. Together with our service providers, we maintain physical, electronic, and procedural safeguards to guard your non-public personal information. Even if you are no longer a shareholder, our Privacy Policy will continue to apply to you. We reserve the right to modify, remove, or add portions of this Privacy Policy at any time.

DIVIDEND REINVESTMENT PLAN

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”). Under the Plan, each dividend and capital gain distribution, if any, declared by the Fund on outstanding shares will, unless elected otherwise by each shareholder by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution, be paid on the payment date fixed by the Board of Directors or a committee thereof in additional shares. If the Market Price (as defined below) per share is equal to or exceeds the net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gain distribution (the “Valuation Date”), participants will be issued additional shares equal to the amount of such dividend divided by the greater of that net asset value per share or 95% of that Market Price per share. If the Market Price per share is less than such net asset value on the Valuation Date, participants will be issued additional shares equal to the amount of such dividend divided by the Market Price. The Valuation Date is the day before the dividend or distribution payment date or, if that day is not an American Stock Exchange trading day, the next trading day. For all purposes of the Plan: (a) the Market Price of the shares on a particular date shall be the average closing market price on the five trading days the shares traded ex-dividend on the Exchange prior to such date or, if no sale occurred on any of these days, then the mean between the closing bid and asked quotations, for the shares on the Exchange on such day, and (b) net asset value per share on a particular date shall be as determined by or on behalf of the Fund.

PROXY VOTING

The Fund’s Proxy Voting Guidelines (the “Guidelines”), as well as its voting record for the 12 months ended June 30, are available without charge by calling the Fund collect at 1-212-344-6310, and on the SEC’s website at www.sec.gov. The Guidelines are also posted on the Fund’s website at www.foxbycorp.com.

QUARTERLY HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the Forms N-Q available to shareholders on its website at www.foxbycorp.com.

FOXBY CORP.	16	Additional Information (Unaudited)

WWW.FOXBYCORP.COM

Visit us on the web at www.foxbycorp.com. The site provides information about the Fund including market performance, net asset value (“NAV”), dividends, press releases, and shareholder reports. For further information, please email us at info@foxbycorp.com. The Fund is a member of the Closed-End Fund Association (“CEFA”). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.

FUND INFORMATION

Investment Manager	Stock Transfer Agent and Registrar
CEF Advisers, Inc.	American Stock Transfer & Trust Co.
11 Hanover Square	59 Maiden Lane
New York, NY 10005	New York, NY 10038
1-212-344-6310	1-800-278-4353
www.amstock.com

Internet	Custodian
www.foxbycorp.com	State Street Bank & Trust Co.
email: info@foxbycorp.com	801 Pennsylvania Avenue
Kansas City, MO 64105

This report, including the financial statements herein, is transmitted to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future, purchase shares of its common stock in the open market. These purchases may be made from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund, although nothing herein shall be considered a commitment to purchase such shares.

Additional Information (Unaudited)	17	FOXBY CORP.

FOXBY

CORP.

11 Hanover Square

New York, NY 10005

Printed on recycled paper

FXX-SAR 6/07

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

 Included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchase.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940(17 CFR 270.360a-2) attached hereto as Exhibits EX-31 and certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit EX-32.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

September 10, 2007	Foxby Corp. By: /s/ Thomas B. Winmill —————————————— Thomas B. Winmill President

September 10, 2007	Foxby Corp. By: /s/ Thomas O'Malley —————————————— Thomas O'Malley Chief Financial Officer